Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Line Items]
Fair value of plan assets at the beginning of the year	$ 12,888	$ 8,754	$ 8,404
Actual gains on plan assets	1,028	4,642	741
Benefits paid	(419)	(508)	(391)
Fair value of plan assets as of the year-end (B)	13,497	12,888	8,754
Net value (A – B)	3,947	3,025	(832)
Net actuarial loss at the beginning of the year	192	(3,634)	(3,022)
Amortization during the year	0	326	242
Estimated net gain for the year	847	3,500	(854)
Movement to recognize minimum pension obligations	$ 1,039	$ 192	$ (3,634)